Convertible debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt Conversions [Table Text Block]
Unsecured convertible debt consisted of the following at March 31, 2013 and December 31, 2012 (in thousands):

	March 31, 2013	December 31, 2012
December 2011 Convertible Promissory Notes, 12.5%, due on demand on or after January 31, 2013	1,250	1,250
Roenigk 2012 Convertible Promissory Note, 8%, due March 31, 2014, less discount of $86 at March 31, 2013 and $106 at December 31, 2012	1,937	1,838
	3,187	3,088
Less: Current portion	(3,187)	(1,250)
	$—	$1,838

Convertible debt consisted of the following at December 31, 2012 and 2011 (in thousands):

	2012	2011
Roenigk 2007 Convertible Promissory Note, 5%, due March 21, 2013, less discount of $78 at December 31, 2011	$—	$860
Roenigk 2008 Convertible Promissory Note, 5%, due March 7, 2013, less discount of $181 at December 31, 2011	—	711
December 2011 Convertible Promissory Notes, 12.5%, due on demand on or after January 31, 2013	1,250	1,250
Roenigk 2012 Convertible Promissory Note, 8%, due March 31, 2014, less discount of $106 at December 31, 2012	1,838	—
	3,088	2,821
Less: Current portion	(1,250)	(1,250)
	$1,838	$1,571